5. Net income per ordinary share	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Net income per ordinary share
5	Net income per ordinary share The calculation of the basic and diluted net income per ordinary share is based on the following data:

	2012	2011	2010
	Number of shares

Weighted average number of ordinary shares for the purposes of basic net income per share	2,070,685	2,087,922	2,099,894
Effect of dilutive potential ordinary shares: Stock options	5,630	14,277	43,481
Weighted average number of ordinary shares for the purposes of diluted net income per share	2,076,315	2,102,199	2,143,375